Financial liabilities at amortized cost- deposits (Details 1) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Deposits by customers		$ 15,808,541	$ 9,667,300
Time deposits			19,181	[1]
Other deposits			509
Deposits In Electronic Money [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	[2]	1,534,582	1,887,945
R D B [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	[2]	14,273,959	7,728,108
R D B V [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers	[2]		31,557
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Deposits by customers		15,695,387	9,602,547
Time deposits			19,181
Other deposits			509
Later than six months and not later than one year [member] | Deposits In Electronic Money [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers		1,534,582	1,887,945
Later than six months and not later than one year [member] | R D B [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers		14,160,805	7,663,355
Later than six months and not later than one year [member] | R D B V [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers			31,557
Later than one year [member]
IfrsStatementLineItems [Line Items]
Deposits by customers		113,154	64,753
Time deposits
Other deposits
Later than one year [member] | Deposits In Electronic Money [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers
Later than one year [member] | R D B [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers		$ 113,154	64,753
Later than one year [member] | R D B V [Member]
IfrsStatementLineItems [Line Items]
Deposits by customers

[1]	In July 2020, the subsidiary Nu Financeira issued a time deposit instrument ("DPGE"), also with a special guarantee from FGC, in the amount of R$100,000, equivalent to US$19,000 at the issuance date, remunerated at the Brazilian DI rate + 1% per annum and was fully settled in July 2022.
[2]	In June 2019, Nu Financeira's RDB was launched as an investment option in NuConta. Unlike the deposits in electronic money, Nu may or may not invest the resources from RDB's deposits in government securities. They can be used as a financing source for the lending and credit card operations, instead. RDB's deposits have guarantees from the Brazilian Deposit Guarantee Fund ("FGC"). Deposits in electronic money through NuConta, and part of the RDBs, correspond to customer deposits on-demand with daily maturity made in the prepaid account, denominated in Brazilian reais.